Financial Asset (Indemnity) (Details Narrative) R$ in Thousands	Jul. 31, 2024 BRL (R$)
Concession Agreement - URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Adjustment of financial assets	R$ 8,757,450